Shareholder Fees	Feb. 01, 2026 USD ($)
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee	$ 0
Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Class R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Class R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Class R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Class R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Class R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Class R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Class R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0